Short-term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-term Debt [Line Items]
Short-term bank loans	¥ 268,600	¥ 260,648
Asset backed notes	35,908	37,719
Medium-term notes	184,437	129,903
Commercial paper	605,795	638,074
Short-term debt (notes 4 and 9)	¥ 1,094,740	¥ 1,066,344